REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule Of Revenue By Significant Product
	December 31, 2022	December 31, 2021
Oil sales	$372,046	$273,234
Natural gas sales and liquids	225,209	127,988
Total oil and gas revenue from customers	$597,255	$401,222